UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2017 (Unaudited)

Deutsche High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 90.4%
Consumer Discretionary 21.4%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024		1,845,000	1,840,388
144A, 5.0%, 10/15/2025		2,578,000	2,597,335
Adient Global Holdings Ltd.:
REG S, 3.5%, 8/15/2024	EUR	3,800,000	4,865,183
144A, 4.875%, 8/15/2026		3,640,000	3,740,100
Ally Financial, Inc.:
4.125%, 2/13/2022		3,000,000	3,066,900
5.75%, 11/20/2025 (b)		1,250,000	1,362,500
Altice Financing SA, 144A, 7.5%, 5/15/2026		7,725,000	8,227,125
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		2,430,000	2,475,563
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025 (b)		1,450,000	1,526,125
144A, 6.5%, 4/1/2027 (b)		1,380,000	1,461,075
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		4,175,000	4,347,010
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		3,135,000	3,131,081
Boyd Gaming Corp., 6.875%, 5/15/2023		1,295,000	1,372,700
Cablevision Systems Corp., 5.875%, 9/15/2022		4,700,000	4,629,500
CalAtlantic Group, Inc., 5.0%, 6/15/2027		685,000	710,688
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024 (b)		3,930,000	3,163,650
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		4,305,000	4,186,612
144A, 5.125%, 5/1/2027		3,265,000	3,216,025
144A, 5.5%, 5/1/2026		6,245,000	6,401,125
144A, 5.875%, 4/1/2024		2,375,000	2,475,937
144A, 5.875%, 5/1/2027		4,340,000	4,470,200
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021		8,700,000	8,721,750
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,287,025
Series B, 6.5%, 11/15/2022		3,380,000	3,430,700
Series A, 7.625%, 3/15/2020		990,000	968,963
CRC Escrow Issuer LLC, 144A, 5.25%, 10/15/2025		3,200,000	3,224,000
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		7,400,000	7,548,000
144A, 6.625%, 10/15/2025		1,040,000	1,125,779
144A, 10.125%, 1/15/2023		5,040,000	5,676,300
144A, 10.875%, 10/15/2025		2,353,000	2,800,070
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		650,000	689,000
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		4,150,000	4,373,062
144A, 6.5%, 6/1/2026		3,780,000	4,096,575
Dana, Inc., 5.5%, 12/15/2024		1,710,000	1,806,188
DISH DBS Corp.:
5.875%, 7/15/2022		4,200,000	4,221,000
5.875%, 11/15/2024		2,000,000	1,947,500
6.75%, 6/1/2021		2,720,000	2,856,000
Eldorado Resorts, Inc., 6.0%, 4/1/2025		3,565,000	3,725,425
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023 (b)		4,617,000	4,833,537
Group 1 Automotive, Inc., 5.0%, 6/1/2022		4,010,000	4,130,300
HD Supply, Inc., 144A, 5.75%, 4/15/2024		1,180,000	1,253,750
Mattel, Inc., 144A, 6.75%, 12/31/2025 (b)		2,750,000	2,786,987
Mediacom Broadband LLC, 6.375%, 4/1/2023		2,830,000	2,907,825
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		1,545,000	1,599,075
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)		1,110,000	1,151,625
Penske Automotive Group, Inc., 5.5%, 5/15/2026		2,160,000	2,191,752
PetSmart, Inc., 144A, 5.875%, 6/1/2025		860,000	660,050
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		715,000	709,638
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		6,995,000	7,370,981
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,167,250
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		1,325,000	1,338,250
SFR Group SA:
144A, 6.0%, 5/15/2022		3,930,000	3,979,125
144A, 7.375%, 5/1/2026		3,450,000	3,540,562
Sonic Automotive, Inc., 6.125%, 3/15/2027		555,000	550,838
Staples, Inc., 144A, 8.5%, 9/15/2025		1,500,000	1,387,500
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,244,250
Tesla, Inc., 144A, 5.3%, 8/15/2025 (b)		1,020,000	974,100
Toll Brothers Finance Corp.:
4.875%, 11/15/2025		2,440,000	2,549,800
4.875%, 3/15/2027		4,385,000	4,549,437
TRI Pointe Group, Inc., 5.25%, 6/1/2027		1,775,000	1,820,618
UPC Holding BV, 144A, 5.5%, 1/15/2028		5,785,000	5,596,987
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		4,765,000	4,797,878
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		2,260,000	2,299,550
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		3,725,000	3,762,250
144A, 5.5%, 8/15/2026		2,310,000	2,367,750
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023 (b)		995,000	1,029,825
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		1,475,000	1,449,188
			202,764,837
Consumer Staples 2.3%
Chobani LLC, 144A, 7.5%, 4/15/2025		470,000	498,200
Cott Beverages, Inc., 5.375%, 7/1/2022		3,890,000	4,046,378
FAGE International SA, 144A, 5.625%, 8/15/2026		2,290,000	2,209,850
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		1,205,000	1,183,913
JBS U.S.A. LUX SA, 144A, 5.75%, 6/15/2025		5,210,000	5,014,625
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		700,000	723,625
144A, 5.875%, 9/30/2027		2,150,000	2,214,500
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		570,000	573,021
144A, 5.75%, 3/1/2027		3,095,000	3,149,162
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		2,365,000	2,350,219
			21,963,493
Energy 21.0%
Antero Midstream Partners LP, 5.375%, 9/15/2024		1,685,000	1,735,550
Antero Resources Corp.:
5.375%, 11/1/2021		2,255,000	2,311,375
5.625%, 6/1/2023		1,180,000	1,227,200
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		5,920,000	6,171,600
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)		1,083,000	1,123,613
8.25%, 7/15/2025		1,355,000	1,488,806
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		5,040,000	5,213,376
5.875%, 3/31/2025		2,200,000	2,384,250
7.0%, 6/30/2024		5,525,000	6,288,141
Cheniere Energy Partners LP, 144A, 5.25%, 10/1/2025		2,095,000	2,131,662
Chesapeake Energy Corp.:
144A, 8.0%, 12/15/2022 (b)		1,739,000	1,875,946
144A, 8.0%, 1/15/2025 (b)		2,255,000	2,277,550
144A, 8.0%, 6/15/2027 (b)		4,340,000	4,166,400
Continental Resources, Inc.:
3.8%, 6/1/2024		3,000,000	2,966,250
144A, 4.375%, 1/15/2028		1,160,000	1,145,152
4.5%, 4/15/2023		3,500,000	3,570,000
5.0%, 9/15/2022		6,169,000	6,261,535
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		3,085,000	3,185,262
6.25%, 4/1/2023		4,835,000	5,024,532
CrownRock LP, 144A, 5.625%, 10/15/2025		2,295,000	2,306,475
Diamondback Energy, Inc., 4.75%, 11/1/2024		1,650,000	1,656,188
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		540,000	549,450
144A, 5.75%, 1/30/2028		540,000	554,580
Energy Transfer Equity LP, 5.5%, 6/1/2027		5,600,000	5,712,000
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024		920,000	982,100
Genesis Energy LP:
6.25%, 5/15/2026		3,235,000	3,222,869
6.5%, 10/1/2025		4,100,000	4,161,500
Gulfport Energy Corp.:
6.0%, 10/15/2024		875,000	875,000
6.375%, 5/15/2025		1,415,000	1,422,075
144A, 6.375%, 1/15/2026		2,080,000	2,085,200
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026		1,935,000	1,997,888
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		2,605,000	2,578,950
144A, 5.75%, 10/1/2025		3,030,000	3,098,175
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		2,995,000	3,122,287
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		1,490,000	1,504,900
Jonah Energy LLC, 144A, 7.25%, 10/15/2025		1,305,000	1,314,788
Laredo Petroleum, Inc.:
5.625%, 1/15/2022		2,000,000	2,020,000
6.25%, 3/15/2023		2,615,000	2,707,309
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		2,680,000	2,278,000
144A, 6.5%, 1/15/2025 (b)		3,083,000	3,044,462
Murphy Oil Corp., 5.75%, 8/15/2025		1,970,000	2,014,325
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		855,000	897,921
Nabors Industries, Inc., 5.5%, 1/15/2023 (b)		5,800,000	5,626,000
Newfield Exploration Co., 5.375%, 1/1/2026		3,160,000	3,341,700
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027		3,860,000	4,004,750
NuStar Logistics LP, 5.625%, 4/28/2027		3,118,000	3,172,565
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (b)		2,000,000	2,052,500
6.875%, 1/15/2023 (b)		1,255,000	1,283,238
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		745,000	746,863
144A, 5.375%, 1/15/2025		1,190,000	1,201,900
144A, 5.625%, 10/15/2027		1,705,000	1,743,363
PDC Energy, Inc., 6.125%, 9/15/2024		2,090,000	2,163,150
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		300,000	311,250
144A, 6.375%, 3/31/2025		2,340,000	2,433,600
Precision Drilling Corp., 144A, 7.125%, 1/15/2026		1,680,000	1,713,600
QEP Resources, Inc., 5.625%, 3/1/2026		1,295,000	1,312,806
Range Resources Corp.:
4.875%, 5/15/2025 (b)		1,775,000	1,712,875
5.0%, 8/15/2022		3,500,000	3,482,500
5.875%, 7/1/2022		1,700,000	1,734,000
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/2025		1,090,000	1,100,900
Southwestern Energy Co., 7.75%, 10/1/2027		4,385,000	4,680,987
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		855,000	862,173
Sunoco LP:
5.5%, 8/1/2020		2,250,000	2,315,531
6.25%, 4/15/2021		1,000,000	1,039,500
6.375%, 4/1/2023		6,575,000	6,928,406
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028		4,240,000	4,229,400
5.375%, 2/1/2027		3,600,000	3,694,500
TerraForm Power Operating LLC, 144A, 5.0%, 1/31/2028		1,720,000	1,702,800
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		700,000	665,000
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		3,140,000	2,841,700
8.25%, 6/15/2023 (b)		1,000,000	1,010,000
9.875%, 2/15/2024 (b)		1,220,000	1,296,250
Whiting Petroleum Corp.:
5.0%, 3/15/2019		1,400,000	1,435,700
5.75%, 3/15/2021 (b)		3,635,000	3,730,419
144A, 6.625%, 1/15/2026		3,325,000	3,391,500
WildHorse Resource Development Corp., 6.875%, 2/1/2025		625,000	639,063
WPX Energy, Inc.:
5.25%, 9/15/2024		2,015,000	2,008,048
6.0%, 1/15/2022		3,000,000	3,135,000
7.5%, 8/1/2020		1,005,000	1,087,913
8.25%, 8/1/2023		3,005,000	3,410,675
			199,896,767
Financials 0.2%
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		855,000	891,337
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		935,000	944,350
			1,835,687
Health Care 6.1%
Avantor, Inc., 144A, 6.0%, 10/1/2024		1,000,000	996,250
Catalent Pharma Solutions, Inc., 144A, 4.875%, 1/15/2026		425,000	426,594
DaVita, Inc.:
5.0%, 5/1/2025		1,500,000	1,499,550
5.125%, 7/15/2024		1,500,000	1,515,000
Endo Dac, 144A, 6.0%, 7/15/2023		1,860,000	1,460,100
HCA, Inc.:
4.5%, 2/15/2027		4,748,000	4,771,740
5.25%, 6/15/2026		3,785,000	4,012,100
5.875%, 2/15/2026		8,870,000	9,380,025
Hologic, Inc., 144A, 5.25%, 7/15/2022		855,000	884,925
LifePoint Health, Inc., 5.5%, 12/1/2021		1,230,000	1,254,600
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)		1,275,000	1,083,750
Tenet Healthcare Corp., 144A, 5.125%, 5/1/2025		1,370,000	1,335,750
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		3,039,000	3,042,799
144A, 5.5%, 11/1/2025		1,175,000	1,195,562
144A, 5.875%, 5/15/2023		2,040,000	1,892,100
144A, 6.125%, 4/15/2025		2,385,000	2,182,275
144A, 6.5%, 3/15/2022		1,390,000	1,459,500
144A, 7.0%, 3/15/2024		3,335,000	3,568,450
144A, 7.5%, 7/15/2021		10,040,000	10,215,700
144A, 9.0%, 12/15/2025		5,145,000	5,362,119
West Street Merger Sub, Inc., 144A, 6.375%, 9/1/2025		925,000	927,312
			58,466,201
Industrials 6.4%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (b)		2,850,000	2,793,000
144A, 6.0%, 10/15/2022		2,320,000	2,279,400
REG S, 6.125%, 1/15/2023		2,330,000	2,283,400
144A, 7.5%, 12/1/2024		3,095,000	3,141,425
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025		350,000	350,875
Brand Industrial Services, Inc., 144A, 8.5%, 7/15/2025		1,400,000	1,470,000
Covanta Holding Corp.:
5.875%, 3/1/2024		1,940,000	1,969,100
5.875%, 7/1/2025		1,120,000	1,125,600
DAE Funding LLC:
144A, 4.5%, 8/1/2022		134,000	131,655
144A, 5.0%, 8/1/2024		346,000	341,675
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		1,085,000	1,125,688
Itron, Inc., 144A, 5.0%, 1/15/2026		895,000	898,356
Jeld-Wen, Inc.:
144A, 4.625%, 12/15/2025		1,030,000	1,037,725
144A, 4.875%, 12/15/2027		1,620,000	1,636,200
Masonite International Corp., 144A, 5.625%, 3/15/2023		2,394,000	2,502,448
Moog, Inc., 144A, 5.25%, 12/1/2022		1,565,000	1,619,775
Novelis Corp.:
144A, 5.875%, 9/30/2026		2,625,000	2,677,500
144A, 6.25%, 8/15/2024		1,995,000	2,089,763
Oshkosh Corp., 5.375%, 3/1/2025		215,000	228,169
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		3,280,000	3,132,400
144A, 5.25%, 8/15/2022		2,470,000	2,454,562
144A, 5.5%, 2/15/2024		3,265,000	3,240,512
Ply Gem Industries, Inc., 6.5%, 2/1/2022		4,588,000	4,745,221
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		235,000	260,850
RBS Global, Inc., 144A, 4.875%, 12/15/2025		1,045,000	1,055,450
Standard Industries, Inc., 144A, 4.75%, 1/15/2028		2,755,000	2,761,364
Summit Materials LLC:
144A, 5.125%, 6/1/2025		395,000	402,900
6.125%, 7/15/2023		2,480,000	2,579,200
8.5%, 4/15/2022		940,000	1,041,050
Tennant Co., 144A, 5.625%, 5/1/2025		360,000	378,000
The Brink's Co., 144A, 4.625%, 10/15/2027		1,485,000	1,455,300
United Rentals North America, Inc.:
4.875%, 1/15/2028		3,050,000	3,065,250
5.5%, 5/15/2027		797,000	838,843
5.875%, 9/15/2026		1,098,000	1,174,860
WESCO Distribution, Inc., 5.375%, 6/15/2024		1,880,000	1,931,700
Wrangler Buyer Corp., 144A, 6.0%, 10/1/2025		970,000	999,100
			61,218,316
Information Technology 2.9%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		1,200,000	1,083,000
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		2,735,000	2,735,000
Dell International LLC, 144A, 5.875%, 6/15/2021		1,455,000	1,509,563
Entegris, Inc., 144A, 4.625%, 2/10/2026		900,000	913,500
First Data Corp., 144A, 7.0%, 12/1/2023		5,285,000	5,588,887
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		1,655,000	1,741,887
Match Group, Inc., 144A, 5.0%, 12/15/2027		1,325,000	1,344,875
Netflix, Inc.:
4.375%, 11/15/2026 (b)		2,400,000	2,346,000
5.875%, 2/15/2025		1,335,000	1,418,438
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		1,315,000	1,241,031
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		2,120,000	2,173,000
Western Digital Corp.:
144A, 7.375%, 4/1/2023		3,030,000	3,268,612
10.5%, 4/1/2024		1,717,000	1,989,574
			27,353,367
Materials 13.6%
AK Steel Corp.:
6.375%, 10/15/2025 (b)		5,075,000	5,024,250
7.0%, 3/15/2027 (b)		8,225,000	8,368,937
7.5%, 7/15/2023		2,000,000	2,165,000
Alpha 3 BV, 144A, 6.25%, 2/1/2025		2,000,000	2,050,000
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		5,980,000	6,293,950
144A, 7.25%, 5/15/2024		3,060,000	3,331,575
Berry Global, Inc., 5.5%, 5/15/2022		3,820,000	3,934,600
BWAY Holding Co., 144A, 5.5%, 4/15/2024		8,650,000	8,996,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		315,000	323,663
Chemours Co.:
5.375%, 5/15/2027		1,480,000	1,531,800
6.125%, 5/15/2023	EUR	3,700,000	4,711,887
6.625%, 5/15/2023 (b)		2,000,000	2,115,000
7.0%, 5/15/2025		725,000	786,625
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,545,000	1,552,725
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	2,500,000	3,058,836
144A, 5.75%, 5/15/2024		1,325,000	1,351,500
144A, 5.875%, 2/15/2026		3,936,000	4,009,800
144A, 6.625%, 3/1/2025 (b)		6,000,000	6,322,500
Cornerstone Chemical Co., 144A, 6.75%, 8/15/2024		1,765,000	1,762,794
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024 (b)		1,355,000	1,371,938
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		1,800,000	1,779,750
3.875%, 3/15/2023		1,500,000	1,492,500
4.0%, 11/14/2021		3,000,000	3,000,000
5.4%, 11/14/2034 (b)		2,200,000	2,238,500
5.45%, 3/15/2043		870,000	868,913
6.875%, 2/15/2023		2,100,000	2,289,000
Hexion, Inc.:
6.625%, 4/15/2020		2,910,000	2,611,725
144A, 10.375%, 2/1/2022		560,000	521,150
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		2,425,000	2,570,500
144A, 7.625%, 1/15/2025		675,000	739,125
Kaiser Aluminum Corp., 5.875%, 5/15/2024		2,110,000	2,241,875
Mercer International, Inc.:
144A, 5.5%, 1/15/2026		425,000	431,375
6.5%, 2/1/2024		1,390,000	1,476,875
Multi-Color Corp., 144A, 4.875%, 11/1/2025		480,000	481,800
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		4,910,000	4,897,725
144A, 5.25%, 6/1/2027		3,185,000	3,177,037
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025		2,125,000	2,172,812
Platform Specialty Products Corp., 144A, 5.875%, 12/1/2025		4,559,000	4,524,807
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		3,925,000	4,062,375
144A, 7.0%, 7/15/2024		465,000	497,550
Sealed Air Corp., 144A, 5.125%, 12/1/2024		540,000	577,800
Teck Resources Ltd.:
6.125%, 10/1/2035		1,800,000	2,016,000
6.25%, 7/15/2041		1,750,000	2,003,750
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		1,380,000	1,417,950
United States Steel Corp.:
6.875%, 8/15/2025		4,035,000	4,211,733
144A, 8.375%, 7/1/2021		4,388,000	4,763,174
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		840,000	883,050
144A, 5.625%, 10/1/2024		1,695,000	1,828,481
			128,840,712
Real Estate 2.5%
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		2,665,000	2,764,938
144A, (REIT), 5.375%, 3/15/2027		7,020,000	7,371,000
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		5,015,000	5,140,375
Iron Mountain, Inc., 144A, (REIT), 5.25%, 3/15/2028		1,820,000	1,810,900
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.5%, 1/15/2028		1,460,000	1,430,800
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027		1,985,000	2,022,219
(REIT), 5.25%, 8/1/2026		340,000	351,900
(REIT), 6.375%, 3/1/2024		2,365,000	2,500,987
			23,393,119
Telecommunication Services 10.6%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		2,800,000	2,821,000
Series W, 6.75%, 12/1/2023 (b)		2,555,000	2,503,900
Series Y, 7.5%, 4/1/2024 (b)		4,595,000	4,583,512
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		1,260,000	1,260,000
Digicel Ltd., 144A, 6.75%, 3/1/2023		3,310,000	3,254,260
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		6,210,000	4,409,100
7.125%, 1/15/2023		5,505,000	3,660,825
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		1,910,000	2,110,550
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		2,700,000	2,538,000
144A, 8.0%, 2/15/2024		7,000,000	7,367,500
144A, 9.75%, 7/15/2025		2,535,000	2,439,937
SoftBank Group Corp., REG S, 6.0%, 7/30/2025		4,300,000	4,566,342
Sprint Capital Corp.:
6.875%, 11/15/2028		1,200,000	1,207,500
8.75%, 3/15/2032		3,075,000	3,490,125
Sprint Communications, Inc., 7.0%, 8/15/2020		1,630,000	1,727,800
Sprint Corp.:
7.125%, 6/15/2024		14,620,000	14,875,850
7.625%, 2/15/2025 (b)		6,450,000	6,756,375
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		4,271,000	4,527,260
6.375%, 3/1/2025		4,479,000	4,792,530
6.5%, 1/15/2026		120,000	130,950
Telesat Canada, 144A, 8.875%, 11/15/2024		3,645,000	4,082,400
ViaSat, Inc., 144A, 5.625%, 9/15/2025		755,000	760,663
Wind Tre SpA, 144A, 5.0%, 1/20/2026		2,195,000	2,064,441
Zayo Group LLC:
144A, 5.75%, 1/15/2027		5,200,000	5,304,000
6.0%, 4/1/2023		5,085,000	5,296,282
6.375%, 5/15/2025		3,580,000	3,785,850
			100,316,952
Utilities 3.4%
AmeriGas Partners LP:
5.5%, 5/20/2025		3,165,000	3,196,650
5.75%, 5/20/2027		2,895,000	2,923,950
Calpine Corp.:
144A, 5.25%, 6/1/2026		1,360,000	1,332,814
5.75%, 1/15/2025 (b)		1,100,000	1,039,500
Dynegy, Inc.:
7.375%, 11/1/2022 (b)		2,650,000	2,795,750
7.625%, 11/1/2024		1,200,000	1,287,000
144A, 8.125%, 1/30/2026		2,555,000	2,791,337
NextEra Energy Operating Partners LP, 144A, 4.5%, 9/15/2027		1,605,000	1,596,975
NGL Energy Partners LP, 5.125%, 7/15/2019		1,705,000	1,734,838
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028		3,000,000	3,030,000
6.25%, 7/15/2022		10,000,000	10,400,000
			32,128,814
Total Corporate Bonds (Cost $838,878,336)			858,178,265
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.381% ***, 10/11/2018 (Cost $1,088,058)		1,100,000	1,085,653
Loan Participations and Assignments 1.0%
Senior Loans **
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.750%, 4.09%, 1/15/2024		4,588,235	4,587,157
Dynegy, Inc., Term Loan C2, 1-month USD LIBOR + 2.750%, 4.251%, 2/7/2024		2,000,000	2,011,950
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 3.283%, 2/2/2024		3,000,000	2,992,500
Total Loan Participations and Assignments (Cost $9,600,221)			9,591,607
Convertible Bonds 1.2%
Consumer Discretionary 0.0%
DISH Network Corp., 144A, 2.375%, 3/15/2024		450,000	432,281
Materials 1.2%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK, 10/18/2025** (c)		8,662,901	10,954,239
Total Convertible Bonds (Cost $9,150,582)			11,386,520
		Shares	Value ($)
Common Stocks 0.1%
Industrials 0.0%
Quad Graphics, Inc.		1,688	38,149
Materials 0.1%
GEO Specialty Chemicals, Inc.* (c)		809,511	273,291
GEO Specialty Chemicals, Inc. 144A* (c)		12,448	4,202
			277,493
Total Common Stocks (Cost $1,642,483)			315,642
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $1,482,531)		6,700	181,097
Securities Lending Collateral 8.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.21% (d) (e) (Cost $79,990,716)		79,990,716	79,990,716
Cash Equivalents 7.0%
Deutsche Central Cash Management Government Fund, 1.30% (d) (Cost $66,114,401)		66,114,401	66,114,401
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,007,947,328)		108.2	1,026,843,901
Other Assets and Liabilities, Net		(8.2)	(77,595,171)
Net Assets		100.0	949,248,730

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $76,960,309, which is 8.1% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At December 31, 2017, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	10,591,318	USD	12,577,232	1/31/2018	(154,901)	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Corporate Bonds	$—	$858,178,265	$—	$858,178,265
Government & Agency Obligation	—	1,085,653	—	1,085,653
Loan Participations and Assignments	—	9,591,607	—	9,591,607
Convertible Bonds	—	432,281	10,954,239	11,386,520
Common Stocks	38,149	—	277,493	315,642
Warrant	—	—	181,097	181,097
Short-Term Investments (f)	146,105,117	—	—	146,105,117
Total	$146,143,266	$869,287,806	$11,412,829	$1,026,843,901
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(154,901)	$—	$(154,901)
Total	$—	$(154,901)	$—	$(154,901)

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of September 30, 2017	$9,926,568	$376,704	$134,437	$10,437,709
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	675.501	(99,211)	46,660	622,950
Amortization premium/discount	4,389	—	—	4.389
Purchases	8,834,377	—	—	8,834,377
(Sales)	(8,486,596)	—	—	(8,486,596)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of December 31, 2017	$10,954,239	$277,493	$181,097	$11,412,829
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2017	$675.501	$(99,211)	$46,660	$622,950

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 12/31/2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$277,493	Market Approach	EV/EBITDA Multiple	6.69
			Discount to public comparables	20%
			Discount for lack of marketability	20%
Warrants
Materials	$181,097	Black Scholes Option Pricing Model	Implied Volatility of Option	20.62%
			Illiquidity Discount	20%
Corporate Bonds
Materials	$10,954,239	Market Approach	EV/EBITDA Multiple	6.69
			Discount to public comparable	20%
			Discount for lack of marketability	20%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments and Convertible Notes include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Currency Contracts	$ (154,901)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018